Restructuring of Operations (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended				6 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 2012 Restructuring Initiatives [Member]	Dec. 31, 2011 2012 Restructuring Initiatives [Member]	Dec. 31, 2010 2012 Restructuring Initiatives [Member]	Dec. 31, 2009 2012 Restructuring Initiatives [Member]	Jun. 30, 2012 2012 Restructuring Initiatives [Member] Coating Resins Segment [Member] Person	Dec. 31, 2012 2012 Restructuring Initiatives [Member] Coating Resins Segment [Member] Person	Dec. 31, 2012 2010 Restructuring Initiatives [Member]	Dec. 31, 2011 2010 Restructuring Initiatives [Member]	Dec. 31, 2010 2010 Restructuring Initiatives [Member]	Dec. 31, 2009 2010 Restructuring Initiatives [Member]	May 31, 2010 2010 Restructuring Initiatives [Member] Mt. Pleasant, Tennessee Facility [Member] In-Process Separation Segment [Member] Person	Dec. 31, 2011 2010 Restructuring Initiatives [Member] Mt. Pleasant, Tennessee Facility [Member] In-Process Separation Segment [Member]	Dec. 31, 2012 2009 Restructuring Initiatives [Member]	Dec. 31, 2011 2009 Restructuring Initiatives [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member] Manufacturing Locations [Member] In-Process Separation And Additive Technologies [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member] Manufacturing Locations [Member] In-Process Separation And Additive Technologies [Member] Person	Dec. 31, 2010 2009 Restructuring Initiatives [Member] Aerospace Materials And Industrial Materials [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member] Aerospace Materials And Industrial Materials [Member] Person	Dec. 31, 2011 2009 Restructuring Initiatives [Member] Corporate Functions [Member] In-Process Separation And Additive Technologies [Member]	Dec. 31, 2010 2009 Restructuring Initiatives [Member] Corporate Functions [Member] In-Process Separation And Additive Technologies [Member]	Dec. 31, 2009 2009 Restructuring Initiatives [Member] Corporate Functions [Member] In-Process Separation And Additive Technologies [Member] Person
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	$ 13.3	$ 0.5	$ 3.0	$ 4.6	$ 13.2	$ 0	$ 0	$ 0	$ 14.7	$ 6.6	$ 0	$ 0.3	$ 1.5	$ 0			$ 0.1	$ 0.2	$ 1.5	$ 4.6
Number of positions eliminated									177	28					10							43		230			208
Restructuring charge	21.2	0.8	4.5		21.3	0	0				(0.2)	1.1	5.5		5.5		0.1	(0.3)	(1.0)	13.6		4.0
Severance cost															0.4									3.6			6.0
Write-down of manufacturing assets															1.7
Additional costs															3.4
Restructuring charge, adjustment related to restructuring initiatives			0.9								0.2					1.1					0.2		0.4		0.3	0.8
Additional restructuring charge																	$ 0.1